Financial Risk Management - Summary of Gross Carrying Amounts of Each Financial Asset Except for Accounts Receivable Trade and Derivative Financial Asset (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Gross amount	₩ 850,227
Carrying amount	850,227
Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Gross amount	1,177
Carrying amount	1,177
Financial assets at amortised cost [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Gross amount	754,918
Loss allowance	(2,787)
Carrying amount	752,131
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	43,643
Loss allowance	(6,190)
Carrying amount	37,453
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	149,091
Loss allowance	(83,033)
Carrying amount	₩ 66,058